CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net (loss) income			$ (3,026,033)	$ 854,187	$ 10,145	$ 197,474
Adjustment to reconcile net (loss) income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	$ (12,919)	$ (4,240)	(37,587)	(29,869)	(46,437)	(9,800)
Changes in operating assets and liabilities:
Accrued expenses			89,301	(99,401)	(129,741)	26,158
Net cash used in operating activities			(2,369,251)	(2,059,192)	(2,682,921)	763,904
Cash Flows from Investing Activities:
Net cash (used in) provided by investing activities			(305,538)	(1,093,845)	(1,283,200)	(505,725)
Cash Flows from Financing Activities:
Net cash provided by (used in) financing activities			2,964,029	3,609,835	4,085,726	(744,006)
Net Change in Cash			289,240	456,798	119,605	(485,827)
Cash - Beginning of period			120,010	405	405	486,232
Cash - End of period	409,250	457,203	409,250	457,203	120,010	405
Roth CH Acquisition V Co.
Cash Flows from Operating Activities:
Net (loss) income	(195,976)	(646,092)	(1,036,605)	156,857	(87,718)	722,115
Adjustment to reconcile net (loss) income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(229,375)	(343,491)	(677,062)	(2,641,366)	(2,967,733)	(1,684,555)
Interest income - other	(2,274)		(2,274)
Changes in operating assets and liabilities:
Prepaid expenses			36,684	73,484	88,076	187,677
Accrued expenses			1,013,466	508,696	875,144	110,033
Due to Non-redeeming Stockholders				471,189
Income taxes payable			(125,903)	(369,538)	(278,711)	421,211
Net cash used in operating activities			(791,694)	(1,800,678)	(1,890,942)	(243,519)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay franchise and income taxes			132,152	1,296,148	1,511,689	32,095
Investment of cash into Trust Account			(405,000)		(45,000)
Cash withdrawn from Trust Account in connection with redemption				93,010,772	102,900,344
Net cash (used in) provided by investing activities			(272,848)	94,306,920	104,367,033	32,095
Cash Flows from Financing Activities:
Payments to Non-redeeming Stockholders				(320,000)	(480,000)
Proceeds from promissory note - related party			871,103	250,000	466,700
Redemption of common stock				(93,010,772)
Net cash provided by (used in) financing activities			871,103	(93,080,772)	(102,963,503)
Net Change in Cash			(193,439)	(574,530)	(487,412)	(211,424)
Cash - Beginning of period			200,059	687,471	687,471	898,895
Cash - End of period	$ 6,620	$ 112,941	6,620	112,941	200,059	687,471
Non-cash financing activities:
Change in value of common stock subject to possible redemption			801,360	1,792,959	2,040,857	$ 1,084,374
Excise taxes on stock redemption				930,108	1,029,003
Supplemental information
Income taxes paid			$ 440,973	$ 1,089,370	$ 1,089,370